Stock Options - Summary of Company's Non-Vested Restricted Shares Activity (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested at the beginning of the period | shares	1,963,000
Vested | shares	(1,963,000)
Non-vested at the beginning of the period	$ 8.25
Vested	8.25
Non-vested at the end of the period	$ 8.25
Options Outstanding- Number of Options Outstanding | shares	172,500
Options Outstanding-Remaining Average Contractual Life (years)	1 year 3 months 29 days
Options Outstanding-Average Exercise Price	$ 4.98
Options Exercisable-Number of Options Exercisable | shares	172,500
Options Exercisable-Remaining Contractual Life (years)	1 year 3 months 29 days
Options Exercisable-Average Exercise Price	$ 4.98
Range Of Exercise Prices Dollars 4.98
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding- Number of Options Outstanding | shares	172,500
Options Outstanding-Remaining Average Contractual Life (years)	1 year 3 months 29 days
Options Outstanding-Average Exercise Price	$ 4.98
Options Exercisable-Number of Options Exercisable | shares	172,500
Options Exercisable-Remaining Contractual Life (years)	1 year 3 months 29 days
Options Exercisable-Average Exercise Price	$ 4.98